Note 13 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net Sales	$ 444,600	$ 516,251
Coil [Member]
Net Sales	39,956	43,477
Coil [Member] | Prime Coil [Member]
Net Sales	399,853	467,510
Coil [Member] | Customer Owned [Member]
Net Sales	4,791	5,264
Tubular [Member] | Manufactured Pipe [Member]
Net Sales	$ 39,956	$ 43,477